Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions

16. Related party transactions

No reportable related party transactions occurred during the six months ended June 30, 2022 (six months ended June 30, 2021: nil) other than the remuneration of key management personnel.